Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Non-current Assets
Rental and industry customer deposits	¥ 95,150	$ 13,036	¥ 106,599
Long-term receivables	134,634	18,445
Prepayments			33,370
Long-term investments	1,415	194	1,415
Less: allowance for credit losses	(5,556)	(762)
Total other non-current assets	¥ 225,643	$ 30,913	¥ 141,384